SECURED BORROWINGS, Future Minimum Principal Payments on Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Secured Borrowings [Abstract]
Repayment of debt	$ 448,346	$ 791,385	$ 192,974
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Repayment of debt	130,600
Future Minimum Principal Payments [Abstract]
2017	169,572
2018	288,150
2019	147,762
2020	162,914
2021	123,506
Thereafter	973,520
Future minimum principal payments due	1,865,424
Secured Borrowings [Member] | Aircraft Sold [Member]
Secured Borrowings [Abstract]
Repayment of debt	$ 318,500